Share Capital (Details 3) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Warrants Outstanding				250,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants Issued Date		Jul. 18, 2014
Warrants Expiry Date		Jul. 18, 2016
Warrants Exercise price	[1]	$ 1.00
Warrants Outstanding				250,000

[1]	(i)The exercise prices of these warrants are stated in Canadian funds.